April 8, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:           James Advantage Funds, File Nos. 333-37277 and 811-08411

Ladies and Gentlemen:

On behalf of James Advantage Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 22 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to register shares of the James Advantage Micro Cap Fund.  The prospectus is intended to comply with the new Form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact Don Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP